Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales	$ 117,134	$ 119,993	$ 246,318	$ 234,210	$ 446,053
Service	7,313	10,255	17,849	22,018	44,085	30,108
Royalty		28,800		46,400	100,000	109,190
Total Revenues	124,448	159,048	264,168	302,628	590,138	139,298
COST OF GOODS SOLD	38,138	59,522	71,809	106,046	193,430	5,834
GROSS PROFIT	86,309	99,527	192,358	196,583	396,708	133,464
Bad Debt	0	0	0	0	4,289	(180)
Consulting fees	19,655	7,053	30,485	22,128	60,819	72,361
Management fees	30,000	24,030	60,000	44,920	105,900	55,802
Payroll expense	47,930	28,730	91,714	53,503	127,455	126
Professional fees	25,233	27,261	37,315	58,918	88,683	93,302
Research and development	68	4,663	987	7,097	9,936	577
Travel, meals, and entertainment	11,613	3,453	16,787	6,840	20,333	5,070
Loss on goodwill impairment, AquaLiv				315,484	315,484
Other general and administrative	64,435	92,804	146,554	146,302	287,412	122,509
Total Operating Expenses	198,933	187,994	383,842	655,192	1,020,310	1,138,018
LOSS FROM OPERATIONS	(112,624)	(88,467)	(191,484)	(458,609)	(623,602)	(1,004,554)
Recapture prior expense	884	19,400	12,522	19,400	19,400
Interest expense	(20,917)	(3,767)	(42,386)	(6,344)	(15,290)	(4,050)
Gain on distribution of IAI, net					74,353
Loss on derivative liability					(61,111)
LOSS BEFORE INCOME TAX PROVISION	(132,657)	(72,834)	(221,347)	(445,553)	(606,250)	(1,008,604)
PROVISION FOR INCOME TAXES
CONSOLIDATED NET LOSS	(132,657)	(72,834)	(221,347)	(445,553)	(606,250)	(1,008,604)
Net loss (income) attributable to non-controlling interest, AquaLiv	8,031	10,111	18,177	7,606	41,956
NET LOSS ATTRIBUTABLE TO COMPANY	$ (124,626)	$ (62,723)	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)
BASIC AND DILUTED LOSS PER SHARE	$ 0	$ 0	$ 0	$ 0	$ 0.00	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING	379,418,249	200,493,870	352,774,805	200,493,870	228,052,093	91,957,785